Share capital - Issued and fully paid - Additional information (Details)	12 Months Ended
	Dec. 31, 2025 Vote shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Class A ordinary shares
Share capital
Number of shares issued and fully paid	1,088,570,259
Vote per share | Vote	1
Class B ordinary shares
Share capital
Number of shares issued and fully paid	76,171,441
Vote per share | Vote	10
Convertible ratio into class A ordinary share	1
Number of shares converted	17,230,502	4,154,926	19,778,967